20 Financial instruments (Details 10) - US $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 716,000
First quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	150,000
Second quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	186,000
Third quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	180,000
Fourth quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 200,000